Shareholder Fees	Jan. 31, 2025
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Total Return Bond Fund | MassMutual Total Return Bond Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Diversified Value Fund | MassMutual Diversified Value Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
MM S&P 500 Index Fund | MM S&P 500 Index Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Equity Opportunities Fund | MassMutual Equity Opportunities Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Blue Chip Growth Fund | MassMutual Blue Chip Growth Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[6]
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Company Value Fund | MassMutual Small Company Value Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[7]
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Mid Cap Growth Fund | MassMutual Mid Cap Growth Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[8]
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Small Cap Growth Equity Fund | MassMutual Small Cap Growth Equity Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[9]
MassMutual Overseas Fund | MassMutual Overseas Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Overseas Fund | MassMutual Overseas Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price International Equity Fund | MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[10]
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[11]
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 40/60 Allocation Fund | MassMutual 40/60 Allocation Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[12]
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 60/40 Allocation Fund | MassMutual 60/40 Allocation Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Administrative Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[13]
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class R3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual 80/20 Allocation Fund | MassMutual 80/20 Allocation Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement Balanced Fund | MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2005 Fund | MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2010 Fund | MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2015 Fund | MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2020 Fund | MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2030 Fund | MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2035 Fund | MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2040 Fund | MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2045 Fund | MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2050 Fund | MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2055 Fund | MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2060 Fund | MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Retirement 2065 Fund | MassMutual Select T. Rowe Price Retirement 2065 Fund | Class M3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Bond Asset Fund | MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund | MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Real Assets Fund | MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[2]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[3]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[4]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[5]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[6]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[7]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[8]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[9]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[10]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[11]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[12]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[13]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.